RELATED PARTY TRANSACTIONS - Transactions with Golar Power and Affiliates - Narrative (Details) - Golar Power - Other $ in Millions	1 Months Ended
Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Loan to related party	$ 7.0
LIBOR
Related Party Transaction [Line Items]
Related party transaction, rate	5.00%